Employee benefit plans (Tables)	9 Months Ended
Sep. 30, 2018
Employee benefit plans
Schedule of components of net periodic benefit cost

Net periodic benefit cost
in € THOUS
	For the three months ended September 30,		For the nine months ended September 30,
	2018	2017	2018	2017

Service cost	5.427	7.172	19.059	21.342
Net interest cost	3.307	2.818	9.755	8.356
Net periodic benefit costs	8.734	9.990	28.814	29.698